Note 03 - Income Taxes, Domestic and international income tax benefit (expense) breakdown (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Brazil:
Current	$ (824)	$ (1,746)
Deferred	(1,304)	251
Total	(2,128)	(1,495)
International:
Current	94	(30)
Deferred	(15)	(35)
Total	79	(65)
Total income tax expense	$ (2,049)	$ (1,560)